[Graphic; Background photograph of state capitol building]


--------------------------------------------------------------------------------
COLONIAL MUNICIPAL MONEY MARKET FUND  Semiannual Report
--------------------------------------------------------------------------------

December 31, 1999

President's Message


Dear Shareholder:

I am pleased to present the semiannual report for Colonial Municipal Money Market Fund for the six-month period ended December 31, 1999.

Recently, the current United States economic expansion set a record for longevity. We have experienced nine years of economic growth. Inflation has risen barely one point from its low rate. National productivity gains continue.

If we have entered a new era of economic growth, our substantial investment in technology is certainly one reason. The first control on our inflation rate was the flood of competitive imports from the recession-burdened Pacific Rim nations. Finally, the sensitive monetary policies of the Federal Reserve System have helped to keep our economy in order.

Consumer confidence is high, reflecting growth in real income and a strong job market. Business capital spending remains high. Even exports are picking up as foreign economies accelerate. Our real Gross Domestic Product is growing at approximately 4% year-over-year. It is indeed a wonderful time to be making a living and investing for the future.

During the six-month period ended December 31, 1999 most bonds succumbed to the pressure of inflation worries and rising interest rates. Stronger-than-expected U.S. economic growth, combined with the rebound of the Japanese, European and emerging market economies, prompted the Federal Reserve Board to raise interest rates in preemptive strikes against potential inflation. Bond prices, which move in the opposite direction of their yields, posted significant losses as a result.

As the year 2000 evolves, we believe that the investment environment will benefit fixed-income investments. Future Fed moves with short-term interest rates will have both positive monetary and psychological effects on inflation-wary investors. We believe Colonial Municipal Money Market Fund remains attractive in this environment for those seeking a relatively stable haven for their money and potential for competitive, tax-exempt income.

Thank you for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
---------------------

Stephen E. Gibson
President
February 10, 2000


----------------------------------
Not FDIC         May Lose Value
               -------------------
 Insured        No Bank Guarantee
----------------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

>    Objective(1)

     Colonial Municipal Money Market Fund seeks maximum current income exempt from federal income tax. The Fund attempts to maintain relative stability and liquidity by investing principally in a diversified portfolio of short-term Municipal Securities.

>    Yields increase at year-end due to interest rate spike

     The Fund's position in variable rate demand notes increased from 75% to almost 81%. Variables offer daily and weekly liquidity and are always priced at par value, providing the safety we seek. Because of the spike in rates at year-end, these holdings helped boost the Fund's 7-day yield on Class A shares to 4.04% with a taxable-equivalent yield of 6.69%.

>    Additional tax-exempt bonds purchased

     We added some tax-exempt bonds when we were able to purchase them at 70% of Treasury bill prices or higher.

> Average maturity dropped in anticipation of Federal Reserve Board tightening length

     We let our average weighted maturity drop during the period from 44 days to 41 days. This was done partly in anticipation of Federal Reserve rate tightening and our concerns for Y2K. We had to assure liquidity because we did not know what our needs would be at year-end.

>    Portfolio continues cautious strategy for the future

     We maintain a cautious outlook, awaiting further Federal Reserve interest rate increases. The Fund will continue to hold variable rate notes, even though rates may fall at the start of 2000. We must also prepare the Fund for redemptions during the income tax return season.

/s/ Veronica M. Wallace
-----------------------

     Veronica M. Wallace, a vice president of Stein Roe & Farnham Incorporated, is portfolio manager of Colonial Municipal Money Market Fund.

Portfolio Breakdown(2)
(as of 12/31/99)
 ........................................
Variable-Rate Notes ............   80.9%
Tax-Exempt Bonds ...............   10.9%
Other Tax Exempts ..............    1.6%
Put Bonds ......................    3.7%
Tax-Anticipation Notes .........    2.2%
Commercial Paper ...............    0.7%

Portfolio Maturity(2)
(as of 12/31/99)
 ............................................
0-29 days ..........................   81.8%
30-89 days .........................    1.8%
90-179 days ........................    7.0%
180-299 days .......................    4.8%
300-375 days .......................    4.6%

(1) The Fund pursues its objective by investing all of its assets in the SR&F Municipal Money Market Portfolio (Portfolio), a municipal money market fund with the same investment objective as the Fund.

(2) Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the SR&F Municipal Money Market Portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future.

     An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained.


6-month distributions
declared per share

Class A     $0.014
------------------
Class B     $0.009
------------------
Class C     $0.012
------------------

7-day yields on 12/31/99(3)

Class A         4.04%
---------------------
Class B         3.06%
---------------------
Class C         3.65%
---------------------

7-day taxable-equivalent yields on 12/31/99(4)

Class A         6.69%
---------------------
Class B         5.06%
---------------------
Class C         6.04%
---------------------

30-day yields on 12/31/99(3)

Class A         3.34%
---------------------
Class B         2.36%
---------------------
Class C         2.94%
---------------------

(3) If the Advisor or its affiliates had not waived certain Fund expenses, the 7-day and 30-day yields would have been 3.48% and 2.78% for Class A shares, 2.52% and 1.81% for Class B shares, and 3.11% and 2.43% for Class C shares.

(4)  Taxable-equivalent yields are based on the 39.6% federal income tax rate.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio
--------------------------------------------------------------------------------

December 31, 1999 (Unaudited, in thousands)

Municipal Securities -- (100.4%)              Par         Value
---------------------------------------------------------------------
Alabama (0.7%)
Huntsville, Series 1998 A, 4.000% 11/1/00     $1,000      $  1,000
                                                          --------
Arizona (3.9%)
Clark County, Reynolds Metals Co.,
   Series 1992, VRDB 5.600% 8/1/22             3,000         3,000
Phoenix Industrial Development
   Authority, Spring Air Mattress Co.,
   Series 1999, VRDB 5.650% 4/1/19 (a)         1,870         1,870
Scottsdale, Series 1992 C, 7.750% 7/1/00         450           459
                                                          --------
                                                             5,329
                                                          --------
California (1.5%)
California Higher Education Loan
   Authority, Series 1994 A, Put 6/1/00
   3.200% 7/1/05 (a)                           1,000         1,000
Los Angeles County Transportation,
   Series 1999 A, 4.000% 6/30/00               1,000         1,003
                                                          --------
                                                             2,003
                                                          --------
Colorado (5.9%)
Colorado Educational & Cultural
   Facilities Authority:
   Naropa University, Series 1999,
    VRDB 5.600% 11/1/24                        2,100         2,100
 National Cable Television Center,
    Series 1999, VRDB 5.600% 10/1/06           1,700         1,700
Colorado Springs, Catalano Family L.L.P.,
   Series 1998, VRDB 5.600% 7/1/18 (a)         1,145         1,145
Lowry Economic Redevelopment
   Authority, Series 1998 B, VRDB
   5.350% 12/1/20                              1,000         1,000
SBC Metropolitan District Colorado,
   Mandatory Put 12/1/00 4.000%
   12/7/29                                     2,000         2,000
                                                          --------
                                                             7,945
                                                          --------
Georgia (1.8%)
Gwinnett County Development Authority,
   Price Co., Inc., Series 1995, VRDB
   5.700% 6/1/10 (a)                           2,400         2,400
                                                          --------
Illinois (28.7%)
ABN AMRO Munitops Certificate
   1998-14 VR7, VRDB 5.660%
   10/4/06 (b)                                 1,000         1,000
Chicago, Archer Court Apartments,
   Series B, VRDB 5.770% 6/1/19                1,010         1,010
Chicago, Crane Carton Co., VRDB,
   5.600% 6/1/12                               2,150         2,150
Chicago, De LaSalle Institute, VRDB,
   5.600% 4/1/27                                 900           900
Chicago, Midway Airport, VRDB,
   5.750% 1/1/29                               1,960         1,960
Chicago, PS Greetings, Inc., VRDB,
   5.650% 5/1/24                               1,500         1,500
Chicago, Stockyards Redevelopment
   Project, VRDB, 5.600% 12/1/11               1,470         1,470

                                              Par         Value
---------------------------------------------------------------------
Chicago School Finance Authority,
   Series 1992 A, 5.900% 6/1/00               $1,000      $  1,009
Chicago Wastewater Transmission,
   Series 1998 B, 4.250% 1/1/00                  500           500
De Kalb County Community United
   School, District No. 428, Series 1999,
   4.100% 12/1/00                              1,205         1,206
DuPage & Cook Counties United School
   District, Series 1999, 5.400% 1/1/00          767           767
Elgin Corporate Purpose Bonds,
   Series 1999, 5.500% 1/1/00                    445           445
Glendale Heights IDR, Judy L.L.C.,
   Series 1998, VRDB 5.500% 8/1/28 (a)         1,540         1,540
Illinois Development Finance Authority
   Revenue:
 American Osteopathic Assoc., VRDB,
    5.500% 9/15/18                             2,100         2,100
 Nutrasweet Co., VRDB, 5.750%
    11/1/23                                    4,400         4,400
 Rest Haven Illiana Christian
    Convalescent Home, VRDB, 5.500%
    1/1/27                                     1,000         1,000
 Wheaton Academy, VRDB, 5.550%
    10/1/28                                    1,000         1,000
Illinois Educational Facilities Authority
   Revenues, Aurora University,
   Series 1989, VRDB 5.450% 1/1/09             1,200         1,200
Illinois Health Facilities Authority
   Revenue, University of Chicago,
   Series 1985 A, 3.750% 8/1/15
   Put 3/30/00                                 1,000         1,000
Illinois State Toll Highway Authority,
   Series 1993 A, 4.500% 1/1/00                1,000         1,000
Lake County Community College District
   No. 532, Series 1999 B, 9.000% 11/1/00        805           836
Melrose Park, Ninos Enterprises, Inc.,
   Series 1999, VRDB 5.650% 12/1/24            2,500         2,500
Morton, Morton Welding Co., Inc.,
   Series 1996 A, VRDB 5.700%
   4/1/16 (a)                                    905           905
Palatine, Series 1998, VRDB 5.500%
   12/1/28                                     1,000         1,000
Quad Cities Regional Economic
   Development Authority, Steel
   Warehouse Quad Cities:
   Series 1997, VRDB 5.600% 12/1/12 (a)        2,000         2,000
                     5.600% 12/1/13            2,200         2,200
Springfield IDR, Phillips Brothers, Inc.,
   Series 1998, 5.600% 6/1/18                  1,350         1,350
Springfield IDR, Oak Terrace Joint
   Venture L.P., Series 1999, VRDB
   5.500% 12/1/25 (a)                          1,000         1,000
                                                          --------
                                                            38,948
                                                          --------


2  See accompanying notes to financial statements.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio (continued)
--------------------------------------------------------------------------------

Municipal Securities (continued)             Par         Value
--------------------------------------------------------------------
Indiana (12.4%)
Allen County, Golden Years Homestead,
   Inc., Series 1996, VRDB 5.500% 8/1/21     $1,430      $  1,430
Crawfordsville Economic Development
   Revenue, Pedcor Investments,
   Series 1995, VRDB 5.500% 4/1/30 (a)        1,558         1,558
Elkhart, Adorn, Inc.,
   Series 1995, VRDB 5.700% 8/1/05            1,200         1,200
Franklin Economic Development
   Revenue, LakeviewApartments,
   Series 1994, VRDB 5.500% 9/1/30 (a)        2,789         2,789
Indiana Development Finance Authority,
   Carr Metal Products, Inc.,
   Series 1999, VRDB 5.750% 1/1/09            1,300         1,300
Indiana Health Facilities Financing
   Authority, Pathfinder Services, Inc.,
   Series 1996, VRDB 5.500% 11/1/19           2,275         2,275
Indiana University, Series 1990 G,
   Prerefunded 8/1/00 7.000% 8/1/10             300           314
Kokomo Economic Development
   Revenue, Village Community Partners
   IV L.P., Series 1995, VRDB 5.500%
   9/1/30 (a)                                 2,940         2,940
La Porte County Economic Development
   Revenue, Woodland Crossing Apartments,
   Series 1994, VRDB 5.500% 10/1/29 (a)       1,945         1,945
Plymouth Economic Development Revenue,
   Hillcrest Apartments, Series 1998 A,
   VRDB 5.650% 4/1/28 (a)                     1,000         1,000
                                                         --------
                                                           16,751
                                                         --------
Iowa (6.6%)
Iowa Higher Education Loan Authority,
   Briar Cliff College,
   Series 1999, VRDB 5.600% 6/1/19              430           430
Clinton IDR, Sethness Products Co.,
   Series 1996, VRDB 5.500% 9/1/11 (a)        3,400         3,400
Muscatine County, Monsanto Co.,
   Series 1992, VRDB 5.200% 10/1/07           2,100         2,100
Scott County Industrial Waste Revenue,
   Nichols Aluminum Project,
   Series 1999, VRDB 5.600% 6/1/14            3,000         3,000
                                                         --------
                                                            8,930
                                                         --------
Kansas (1.1%)
Kansas City Industrial Development
   Authority, Lanter Co.,
   Series 1987 A, VRDB 3.350% 2/1/03            680           680
Olathe IDR, Garmin International, Inc.,
   Series 1995, VRDB 3.250% 1/1/25 (a)          800           800
                                                         --------
                                                            1,480
                                                         --------
Kentucky (3.5%)
Covington Industrial Building Revenue,
   White Castle Distributing, Inc.,
   Series 1991, VRDB 3.400% 4/1/06 (a)        3,205         3,205

                                               Par         Value
----------------------------------------------------------------------
Shelby County Industrial Building
   Revenue Roll Forming Corp.,
   Series 1996, VRDB 3.400% 4/1/16 (a)         $1,595      $  1,595
                                                           --------
                                                              4,800
                                                           --------
Maryland (0.9%)
Anne Arundel County, Baltimore
   Gas & Electric Co.,
   Commercial Paper due 3/8/00
   Series 1988, 3.800% 12/1/18 (a)              1,000         1,000
University of Maryland,
   Prerefunded 4/1/00
   Series 1991 A, 6.500% 4/2/07                   250           257
                                                           --------
                                                              1,257
                                                           --------
Michigan (2.5%)
ABN AMRO Munitops Certificate
   1998-13 VR7, VRDB 5.630%
   10/4/06 (b)                                  2,000         2,000
Detroit School District:
   MBIA Insured, 3.250% 5/1/00                    385           385
 GO, 4.000% 6/1/00                              1,000         1,003
                                                           --------
                                                              3,388
                                                           --------
Minnesota (1.7%)
Minneapolis, MN,:
   Series 1994 A, VRDB 5.400% 12/1/05           1,200         1,200
   Series 1998 B, VRDB 5.400% 12/1/16             935           935
Minneapolis Convention Center GO,
   Series 1999, VRDB 5.400% 12/1/18               200           200
                                                           --------
                                                              2,335
                                                           --------
Missouri (3.3%)
Jefferson County Industrial Development
   Authority, Sinclair & Rush, Inc., Series
   1994 A, VRDB 5.600% 11/1/09 (a)              3,445         3,445
St. Louis General Federal Revenue,
   Series 1999, 4.000% 6/30/00                  1,000         1,004
                                                           --------
                                                              4,449
                                                           --------
Nebraska (0.1%)
Omaha Public Power District,
   Series 1993 A, 4.850% 2/1/00                   125           125
                                                           --------
Ohio (1.6%)
Environment Improvement Authority,
   U.S. Steel Corp. Project, VRDB
   4.150% 12/1/01                                 400           400
Hancock County Multi-Family Revenue,
   Crystal Glen Apartments Project, Series
   1998 B, VRDB 5.620% 1/1/31 (a)                 750           750
Summit County Bond Anticipation Notes,
   Series 1999 A, VRDB 3.800% 6/1/00            1,000         1,002
                                                           --------
                                                              2,152
                                                           --------
Pennsylvania (1.3%)
Fayette County Hospital Authority,
   Uniontown Hospital,
   Series 1996, 4.700% 6/15/00                    250           251
Quakertown General Authority,
   Series 1996 A, VRDB 5.750% 7/1/26            1,513         1,513
                                                           --------
                                                              1,764
                                                           --------


See accompanying notes to financial statements.                                3

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio (continued)
--------------------------------------------------------------------------------

Municipal Securities (continued)            Par        Value
------------------------------------------------------------------
Rhode Island (0.2%)
Convention Center Authority,
   Series 1993 B, 4.600% 5/15/00            $ 300      $    301
                                                       --------
South Carolina (1.7%)
Newberry County,
   Series 1999, 4.250% 9/1/00                 310           311
South Carolina Jobs Economic
   Development Authority Specialty
   Equipment Co., Inc.,
   Series 1995, VRDB 5.600% 11/1/10 (a)     2,045         2,045
                                                       --------
                                                          2,356
                                                       --------
South Dakota (0.2%)
State Health & Educational Facilities
   Authority, Prince of Peace Hospital,
   Series 1993, 4.600% 7/1/00                 260           261
                                                       --------
Tennessee (2.7%)
Clarksville Public Building Authority,
   Series 1999, VRDB 5.400% 6/1/29          2,000         2,000
Rutherford County Industrial
   Development Board, Farmers Project,
   Series B, VRDB 5.600% 11/1/14            1,000         1,000
Wilson County Industrial Development
   Board, Briskin Manufacturing Co.,
   Series 1999, VRDB 5.650% 7/1/29            700           700
                                                       --------
                                                          3,700
                                                       --------
Texas (5.8%)
Fort Bend County Industrial Development
   Corp., W.W. Grainger, Inc.,
   Series 1989, VRDB 5.650% 12/1/02         1,110         1,110
Garland, Series 1992 B, 5.700% 8/15/00        400           405
Grand Prairie Industrial Development
   Authority, Series 1986, VRDB
   5.900% 12/1/11                             800           800
Gulf Coast Waste Disposal Authority,
   Amoco Corp., Series 1995, VRDB
   5.350% 7/1/27 (a)                          300           300
Harris County Industrial Development
   Authority, Precision General, Inc.,
   Series 1991, VRDB 5.600% 10/1/16 (a)     2,060         2,060
Texas Department of Housing &
   Community Affairs,
   Series 1999 B-2, VRDB 3.900% 1/1/33      1,000         1,000
Texas Transportation,
   Series 1999 A, 4.500% 8/31/00            1,000         1,005
Tarrant County Housing Finance Corp.,
   Remington Hill,
   Series 1998, VRDB 5.500% 2/15/28           800           800
Webb County Certificates of Obligation,
   Series 1999, 6.000% 2/1/00                 355           356
                                                       --------
                                                          7,836
                                                       --------
Utah (0.8%)
Davis County School District,
   Series 1993, 4.550% 6/1/00                 250           251

                                            Par        Value
-------------------------------------------------------------------
Utah Municipal Power Agency,
   Series 1993 A, 4.900% 7/1/00             $ 750       $    754
                                                        --------
                                                           1,005
                                                        --------
Washington (0.8%)
Washington State Housing Finance
   Commission, Hamilton Place Senior
   Living, Series 1996 A, VRDB 5.550%
   7/1/28 (a)                               1,125          1,125
                                                        --------
Wisconsin (10.7%)
Campbellsport School District,
   Series 1999, 3.500% 3/1/00                 120            120
Chase IDR, Belgiosio Cheese, Inc.,
   Series 1998, VRDB 5.600% 4/1/11 (a)      1,000          1,000
Fond du Lac IDR, Brenner Tank, Inc.,
   Series 1994, VRDB 5.600% 11/1/04 (a)     2,125          2,125
Fox Valley Technical College District,
   Series 1999 B, 4.100% 6/1/00               410            410
Holland IDR, White Clover Dairy, Inc.,
   Series 1994, VRDB 5.600% 5/1/05 (a)      2,275          2,275
Kenosha IDR Monarch Plastics, Inc.,
   Series 1994, VRDB 5.600% 12/1/09 (a)     1,750          1,750
Mid-State Technical College District,
   Series 1999, 4.900% 6/1/00                 100            100
Milwaukee Area Technical College
   District, Series 1999, 4.750% 6/1/00       685            688
Outagamie County,
   Series 1999, 4.000% 10/1/00                365            365
Racine, Series 1999 B, 4.600% 12/1/00         690            694
Wisconsin State Health & Educational
   Facilities Authority, Grace Lutheran
   Foundation, Series 1999, VRDB
   5.700% 7/1/14                            2,555          2,555
Wisconsin Housing & Economic
   Development Authority,
   Series 1997 H, 4.350% 3/1/00               525            526
Wisconsin, Series 1991 D, Prerefunded
   5/1/00 6.600% 5/1/10                       525            540
Two Rivers GO Series,
   Series 1999 B, 3.500% 4/1/00               100            100
Whitnall School District GO,
   Series 1999, 3.900% 4/1/00                 255            256
Wisconsin Public Power, Inc.,
   Prerefunded 7/1/00 Series 1990 A,
   7.500% 7/1/10                            1,000          1,038
                                                        --------
                                                          14,542
                                                        --------
Total Municipal Securities
   (cost of $136,182) (c)                                136,182
                                                        --------
Other Assets, Less Liabilities (-0.4%)                      (568)
                                                        --------
Net Assets (100.0%)                                     $135,614
                                                        ========


4  See accompanying notes to financial statements.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio (continued)
--------------------------------------------------------------------------------

Notes to Investment Portfolio:

(a) Security is subject to federal alternative minimum tax. At December 31, 1999, the aggregated amortized cost of these securities represented 37.7% of total net assets.

(b) Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At December 31, 1999, the aggregate amortized cost of the Portfolio's private placement securities was $3,000 which represented 2.2% of net assets.

(c) At December 31, 1999, the cost of investments for financial reporting and federal tax purposes was identical.

Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter or credit or line of credit with a major bank.

Acronym     Name
-------     ----
  GO        General Obligation
  IDR       Industrial Development Revenue


See accompanying notes to financial statements.                                5

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Statement of Assets and Liabilities
--------------------------------------------------------------------------------

December 31, 1999 (Unaudited)
(in thousands)

Assets
Investments at amortized cost                     $136,182
Receivable for:
   Interest                            $ 840
   Investments sold                      788
   Other                                  10         1,638
                                       -----      --------
    Total Assets                                   137,820

Liabilities
Payable for investments purchased      2,143
Payable to investment Advisor              1
Other liabilities                         62
                                       -----
    Total Liabilities                                2,206
                                                  --------
Net Assets
Applicable to investors' beneficial
   interests                                      $135,614
                                                  ========


--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Statement of Operations
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 1999 (Unaudited)
(in thousands)

Investment Income
Interest income                        $2,348

Expenses
Management fees              $162
Accounting fees                14
Transfer agent fees             3
Trustees fees                   7
Custodian fees                  3
Audit fees                      5
                             ----
   Total expenses                         194
                                       ------
   Net investment income               $2,154
                                       ======


6  See notes to financial statements.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Statement of Changes in Net Assets
--------------------------------------------------------------------------------

(in thousands)

                                           (Unaudited)
                                        Six months ended    Year ended
                                          December 31,       June 30,
Increase (Decrease) in Net Assets             1999             1999
-----------------------------------------------------------------------
Operations:
Net investment income                      $   2,154        $  4,189
                                           ---------        --------
Transactions in investors' beneficial
   interests:
Contributions                                 42,355         101,419
Withdrawals                                  (42,944)       (103,577)
                                           ---------        --------
  Net transactions in investors'
     beneficial interest                        (589)         (2,158)
                                           ---------        --------
  Net Increase in Net Assets                   1,565           2,031

Net Assets
Beginning of period                          134,049         132,018
                                           ---------        --------
End of period                              $ 135,614        $134,049
                                           ---------        --------


--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Financial Highlights
--------------------------------------------------------------------------------

                                   (Unaudited)
                                Six months ended                                             Period ended
                                  December 31,              Years ended June 30,               June 30,
                                ----------------    ------------------------------------     ------------
                                      1999             1999         1998         1997          1996 (a)
---------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets
Expenses                              0.30%(b)          0.30%        0.34%        0.32%          0.30%(b)
Net investment income                 3.34%(b)          3.07%        3.41%        3.36%          3.50%(b)

(a)  From commencement of operations on September 28, 1995.

(b)  Annualized.


See notes to financial statements.                                             7

--------------------------------------------------------------------------------
SR&F Municipal Money Market Fund--Notes to Financial Statements
--------------------------------------------------------------------------------

December 31, 1999 (Unaudited)

Note 1. Organization of the SR&F Municipal Money Market Portfolio

SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current tax-free income consistent with capital preservation and maintenance of liquidity.

The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 1999, Colonial Municipal Money Market Fund owned 88.0% of the Portfolio.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Transactions and Investment Income:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

Investment Valuations:

Municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Federal Income Taxes:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

Other Information:

A maturity date is not shown for municipal securities bearing variable or floating interest rates that are adjusted periodically to minimize fluctuations in the value of such securities. All amounts are shown in thousands.

Note 3. Portfolio Composition

The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments included certain municipal securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default.

The Portfolio's investments included certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At December 31, 1999, 78.5% of the Portfolio's investments was backed by bank letters of credit. See the Portfolio's Investment Portfolio for additional information on portfolio composition.

Note 4. Trustees Fees and Transactions With Affiliates

The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of average daily net assets. The Advisor also provides accounting services.

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

Note 5. Short-Term Debt

To facilitate portfolio liquidity, the Portfolio maintains borrowing arrangements under which it can borrow against Portfolio securities. There were no borrowings by the Portfolio during the six months ended December 31, 1999.

--------------------------------------------------------------------------------
Colonial Municipal Money Market Fund--Statement of Assets and Liabilities
--------------------------------------------------------------------------------

December 31, 1999 (Unaudited)
(in thousands except for per share amounts)

Assets
Investment in SR&F Municipal Money
   Market Portfolio                                 $16,304
Receivable for fund shares sold         $467
Other                                      1           468
                                        ----        -------
   Total Assets                                     16,772

Liabilities
Payable for:
 Fund shares repurchased                 496
 Distributions                            14
Accrued:
 Other                                    14
                                        ----
   Total Liabilities                                   524
                                                    -------

Net Assets                                          $16,248
                                                    -------
Net asset value:
Class A ($15,117/15,114)                            $  1.00
                                                    -------
Class B ($720/720)                                  $  1.00(a)
                                                    -------
Class C ($411/412)                                  $  1.00(a)
                                                    -------

Composition of Net Assets
Capital paid in                                     $16,247
Undistributed net investment income                       2
Accumulated net realized loss                            (1)
                                                    -------
                                                    $16,248
                                                    =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.                                             9

--------------------------------------------------------------------------------
Colonial Municipal Money Market Fund--Statement of Operations
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 1999 (Unaudited)
(in thousands)

Investment Income
Interest income from SR&F Municipal Money
   Market Portfolio                                      $269
Expenses allocated from SR&F Municipal Money
   Market Portfolio                                       (21)
                                                         ----
                                                          248

Expenses
Administration fee                              $ 18
Service fee -- Class B                             1
Distribution fee -- Class B                        4
Transfer agent                                    18
Bookkeeping fee                                    9
Trustees fee                                       4
Audit fee                                          6
Legal fee                                          2
Registration fee                                  18
Reports to shareholders                            3
Other                                              3
                                                ----
                                                  86
Fees and expenses waived or borne by the
   Administrator                                 (45)
Fee waived by the Distributor -- Class C          (1)      40
                                                ----     ----
 Net Investment Income                                   $208
                                                         ====


10  See notes to financial statements.

--------------------------------------------------------------------------------
Colonial Municipal Market Money Fund--Statement of Changes in Net Assets
--------------------------------------------------------------------------------

(in thousands)

                                                     (Unaudited)
                                                  Six Months Ended    Year Ended
                                                    December 31,       June 30,
Increase (Decrease) in Net Assets                       1999             1999
----------------------------------------------------------------------------------
Operations:
Net investment income                                $    208         $    379
                                                     --------         --------
Distributions:
From net investment income -- Class A                    (195)            (357)
From net investment income -- Class B                      (8)             (18)
From net investment income -- Class C                      (2)              (5)
                                                     --------         --------
                                                            3               (1)
Fund Share Transactions:
Receipts for shares sold -- Class A                    15,380           10,827
Value of distributions reinvested -- Class A              172              331
Cost of shares repurchased -- Class A                 (13,044)         (14,943)
                                                     --------         --------
                                                        2,508           (3,785)
                                                     --------         --------
Receipts for shares sold -- Class B                       755            1,734
Value of distributions reinvested -- Class B                7               16
Cost of shares repurchased -- Class B                  (1,141)          (1,921)
                                                     --------         --------
                                                         (379)            (171)
                                                     --------         --------
Receipts for shares sold -- Class C                       296              105
Value of distributions reinvested -- Class C                3                5
Cost of shares repurchased -- Class C                     (64)            (107)
                                                     --------         --------
                                                          235                3
                                                     --------         --------
Net Increase (Decrease) from Fund Share
   Transactions                                         2,364           (3,953)
                                                     --------         --------
   Total Increase (Decrease)                            2,367           (3,954)

Net Assets
Beginning of period                                    13,881           17,835
                                                     --------         --------
End of period (including undistributed
   and net of overdistributed net
   investment income of $2 and $1,
   respectively)                                     $ 16,248         $ 13,881
                                                     --------         --------

Number of Fund Shares
Sold -- Class A                                        15,381           10,827
Issued for distributions reinvested -- Class A            172              331
Repurchased -- Class A                                (13,046)         (14,943)
                                                     --------         --------
                                                        2,507           (3,785)
                                                     --------         --------
Sold -- Class B                                           756            1,734
Issued for distributions reinvested -- Class B              7               16
Repurchased -- Class B                                 (1,142)          (1,921)
                                                     --------         --------
                                                         (379)            (171)
                                                     --------         --------
Sold -- Class C                                           296              105
Issued for distributions reinvested -- Class C              3                5
Repurchased -- Class C                                    (65)            (108)
                                                     --------         --------
                                                          234                2
                                                     --------         --------


See notes to financial statements.                                            11

--------------------------------------------------------------------------------
Colonial Municipal Money Market Fund--Notes to Financial Statements
--------------------------------------------------------------------------------

December 31, 1999 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of the Administrator of Colonial Municipal Money Market Fund (the "Fund"), a series of Liberty Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization:

The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (12.0% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation and transactions:

Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Determination of class net asset values and financial highlights:

All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

Federal income taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders:

The Fund declares and records distributions daily and pays monthly.

Note 3. Fees and Compensation Paid to Affiliates

Administration fee:

Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Bookkeeping fee:

The Administrator provides bookkeeping and pricing services equal to $18,000 annually plus 0.0233% of the Fund's average net assets over $50 million.

Transfer agent fee:

Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees:

Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. During the six months ended December 31, 1999, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $6,497, $4,938 and $114 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

--------------------------------------------------------------------------------
Colonial Municipal Money Market Fund--Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

December 31, 1999 (Unaudited)

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
Colonial Municipal Money Market Fund--Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                         Unaudited
                                                                                        Six months
                                                                                       ended December
                                                                                         31, 1999
                                                                                       --------------
                                                                                          Class A
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                      $ 1.000
                                                                                          -------
Income from Investment Operations
Net investment income (a)(b)                                                                0.014
Less Distributions Declared to Shareholders:
From net investment income                                                                 (0.014)
                                                                                          -------
Net Asset Value, End of Period                                                            $ 1.000
                                                                                          =======
Total return (d)(e)(f)                                                                      1.45%
                                                                                          =======
Ratios to Average Net Assets
Expenses (b)(h)                                                                             0.75%
Fees and expenses waived or borne by the Administrator (b)(h)                               0.75%
Net investment income (b)(h)                                                                2.89%
Net assets at end of period (000)                                                         $15,117
(a)  Net of fees and expenses waived or borne by the Administrator which amounted to:     $ 0.006

                                                                                                     Unaudited
                                                                                         Six months ended December 31, 1999
                                                                                       --------------------------------------
                                                                                          Class B          Class C
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                      $ 1.000          $ 1.000
                                                                                          -------          -------
Income from Investment Operations
Net investment income (a)(b)                                                                0.009            0.012(c)
Less Distributions Declared to Shareholders:
From net investment income                                                                 (0.009)          (0.012)
                                                                                          -------          -------
Net Asset Value, End of Period                                                            $ 1.000          $ 1.000
                                                                                          =======          =======
Total return (d)(e)(f)                                                                      0.94%            1.25%(g)
                                                                                          =======          =======
Ratios to Average Net Assets
Expenses (b)(h)                                                                             1.75%            1.15%(c)
Fees and expenses waived or borne by the Administrator (b)(h)                               0.75%            0.75%
Net investment income (b)(h)                                                                1.89%            2.49%(c)
Net assets at end of period (000)                                                         $   720          $   411
(a)  Net of fees and expenses waived or borne by the Administrator which amounted to:     $ 0.006          $ 0.006

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60% (annualized).
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)  Annualized.

--------------------------------------------------------------------------------
Colonial Municipal Money Market Fund--Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                        Year ended
                                                                                       June 30, 1999
                                                                                       -------------
                                                                                          Class A
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                      $ 1.000
                                                                                          -------
Income from Investment Operations:
Net investment income (a)(b)                                                                0.026
Less Distribution Declared to Shareholders:
From net investment income                                                                 (0.026)
                                                                                          -------
Net Asset Value, End of Period                                                            $ 1.000
                                                                                          =======
Total return (d)(e)                                                                         2.68%
                                                                                          =======
Ratios to Average Net Assets
Expenses (b)                                                                                0.75%
Fees and expenses waived or borne by the Administrator (b)                                  0.75%
Net investment income (b)                                                                   2.66%
Net assets at end of period (000)                                                         $12,604
(a)  Net of fees and expenses waived or borne by the Administrator which amounted to:     $ 0.008

                                                                                           Year ended June 30, 1999
                                                                                       --------------------------------
                                                                                          Class B          Class C
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                      $ 1.000          $ 1.000
                                                                                          -------          -------
Income from Investment Operations:
Net investment income (a)(b)                                                                0.016            0.022(c)
Less Distribution Declared to Shareholders:
From net investment income                                                                 (0.016)          (0.022)
                                                                                          -------          -------
Net Asset Value, End of Period                                                            $ 1.000          $ 1.000
                                                                                          =======          =======
Total return (d)(e)                                                                         1.65%            2.27%(f)
                                                                                          =======          =======
Ratios to Average Net Assets
Expenses (b)                                                                                1.75%            1.15%(c)
Fees and expenses waived or borne by the Administrator (b)                                  0.75%            0.75%
Net investment income (b)                                                                   1.66%            2.26%(c)
Net assets at end of period (000)                                                         $ 1,099          $   178
(a)  Net of fees and expenses waived or borne by the Administrator which amounted to:     $ 0.008          $ 0.008

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

--------------------------------------------------------------------------------
Colonial Municipal Money Market Fund--Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                           Year ended
                                                                                          June 30, 1998
                                                                                          -------------
                                                                                             Class A
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                         $ 1.000
                                                                                             -------
Income from Investment Operations:
Net investment income (a)(c)                                                                   0.030

Less Distributions Declared to Shareholders:
From net investment income                                                                    (0.030)
                                                                                             -------
Net Asset Value, End of Period                                                               $ 1.000
                                                                                             =======
Total return (e)(f)                                                                            3.03%
                                                                                             =======
Ratios to Average Net Assets
Expenses (c)                                                                                   0.75%
Fees and expenses waived or borne by the Administrator (d)                                     0.70%
Net investment income (c)                                                                      3.02%
Net assets at end of period (000)                                                            $16,389
(a)  Net of fees and expenses waived or borne by the Advisor/Administrator which amounted
     to:                                                                                     $ 0.007

                                                                                            Year ended
                                                                                           June 30, 1998
                                                                                           -------------
                                                                                             Class B
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                         $ 1.000
                                                                                             -------
Income from Investment Operations:
Net investment income (a)(c)                                                                   0.023

Less Distributions Declared to Shareholders:
From net investment income                                                                    (0.023)
                                                                                             -------
Net Asset Value, End of Period                                                               $ 1.000
                                                                                             =======
Total return (e)(f)                                                                            2.31%
                                                                                             =======
Ratios to Average Net Assets
Expenses (c)                                                                                   1.48%
Fees and expenses waived or borne by the Administrator (d)                                     0.70%
Net investment income (c)                                                                      2.29%
Net assets at end of period (000)                                                            $ 1,270
(a)  Net of fees and expenses waived or borne by the Advisor/Administrator which amounted
     to:                                                                                     $ 0.007

                                                                                           Year ended June 30, 1998
                                                                                          ---------------------------
                                                                                                  Class C (b)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                $ 1.000
                                                                                                    -------
Income from Investment Operations:
Net investment income (a)(c)                                                                          0.024(d)

Less Distributions Declared to Shareholders:
From net investment income                                                                           (0.024)
                                                                                                    -------
Net Asset Value, End of Period                                                                      $ 1.000
                                                                                                    =======
Total return (e)(f)                                                                                   2.40%(g)(h)
                                                                                                    =======
Ratios to Average Net Assets
Expenses (c)                                                                                          1.15%(d)(i)
Fees and expenses waived or borne by the Administrator (d)                                            0.70%(i)
Net investment income (c)                                                                             2.62%(d)(i)
Net assets at end of period (000)                                                                   $   176
(a)  Net of fees and expenses waived or borne by the Advisor/Administrator which amounted
     to:                                                                                            $ 0.007

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(d) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i)  Annualized.

--------------------------------------------------------------------------------
Colonial Municipal Money Market Fund--Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                             Years ended June 30,
                                                                                          ---------------------------
                                                                                                     1997
                                                                                          ---------------------------
                                                                                             Class A       Class B
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                         $ 1.000       $ 1.000
                                                                                             -------       -------
Income from Investment Operations:
Net investment income (a)(c)                                                                   0.029         0.021

Less Distributions Declared to Shareholders:
From net investment income                                                                    (0.029)       (0.021)
                                                                                             -------       -------
Net Asset Value, End of Period                                                               $ 1.000       $ 1.000
                                                                                             =======       =======
Total return (d)(e)                                                                            2.98%         2.12%
                                                                                             =======       =======
Ratios to Average Net Assets
Expenses (c)                                                                                   0.75%         1.66%
Fees and expenses waived or borne by the Administrator (c)                                     0.46%         0.46%
Net investment income (c)                                                                      2.94%         2.03%
Net assets at end of period (000)                                                            $18,450       $ 1,203
(a)  Net of fees and expenses waived or borne by the Advisor/Administrator which amounted
     to:                                                                                     $ 0.005       $ 0.005

                                                                                             Years ended June 30,
                                                                                          ---------------------------
                                                                                                    1996(b)
                                                                                          ---------------------------
                                                                                             Class A       Class B
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                         $ 1.000       $ 1.000
                                                                                             -------       -------
Income from Investment Operations:
Net investment income (a)(c)                                                                   0.030         0.020

Less Distributions Declared to Shareholders:
From net investment income                                                                    (0.030)       (0.020)
                                                                                             -------       -------
Net Asset Value, End of Period                                                               $ 1.000       $ 1.000
                                                                                             =======       =======
Total return (d)(e)                                                                            3.04%         2.02%
                                                                                             =======       =======
Ratios to Average Net Assets
Expenses (c)                                                                                   0.75%         1.75%
Fees and expenses waived or borne by the Administrator (c)                                     0.84%         0.84%
Net investment income (c)                                                                      3.00%         2.00%
Net assets at end of period (000)                                                            $19,676       $ 1,235
(a)  Net of fees and expenses waived or borne by the Advisor/Administrator which amounted
     to:                                                                                     $ 0.008       $ 0.008

(b)  Effective September 28, 1995, SR&F became the investment Advisor of the
     Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

--------------------------------------------------------------------------------
Colonial Municipal Money Market Fund--Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                         Year ended June 30, (b)
                                                                                 ---------------------------------------
                                                                                                  1995
                                                                                 ---------------------------------------
                                                                                       Class A             Class B
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                   $ 1.000             $ 1.000
                                                                                       -------             -------
Income from Investment Operations:
Net investment income (a)                                                                0.018               0.012

Less Distributions Declared to Shareholders:
From net investment income                                                              (0.018)             (0.012)
                                                                                       -------             -------
Net Asset Value, End of Period                                                         $ 1.000             $ 1.000
                                                                                       -------             -------
Total return (c)(d)                                                                      1.80%(e)            1.20%(e)
                                                                                       -------             -------
Ratios to Average Net Assets
Expenses                                                                                 0.75%(f)            1.75%(f)
Fees and expenses waived or borne by the Adviser/ Administrator                          0.36%(f)            0.36%(f)
Net investment income                                                                    3.05%(f)            2.05%(f)
Net assets at end of period (000)                                                      $24,675             $ 3,111
(a)  Net of fees and expenses waived or borne by the Advisor/Administrator which
     amounted to:                                                                      $ 0.002             $ 0.002

                                                                                   Year ended November 30
                                                                                 ---------------------------
                                                                                            1994
                                                                                 ---------------------------
                                                                                    Class A       Class B
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                $ 1.000       $ 1.000
                                                                                    -------       -------
Income from Investment Operations:
Net investment income (a)                                                             0.020         0.010

Less Distributions Declared to Shareholders:
From net investment income                                                           (0.020)       (0.010)
                                                                                    -------       -------
Net Asset Value, End of Period                                                      $ 1.000       $ 1.000
                                                                                    -------       -------
Total return (c)(d)                                                                   2.00%         1.01%
                                                                                    -------       -------
Ratios to Average Net Assets
Expenses                                                                              0.60%         1.60%
Fees and expenses waived or borne by the Adviser/ Administrator                       0.59%         0.59%
Net investment income                                                                 2.05%         1.05%
Net assets at end of period (000)                                                   $28,808       $ 3,867
(a)  Net of fees and expenses waived or borne by the Advisor/Administrator which
     amounted to:                                                                   $ 0.006       $ 0.006

(b)  The Fund changed its fiscal year end from November 30 to June 30 in 1995.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  Annualized.

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




                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent


--------------------------------------------------------------------------------

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

Robert L. Sullivan
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

Important Information About This Report

The Transfer Agent for Colonial Municipal Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Annual Report:
Colonial Municipal Money Market Fund

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

LIBERTY
-------
  FUNDS

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                    investors.

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[Logo: Keyport]     A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
COLONIAL MUNICIPAL MONEY MARKET FUND  Semiannual report
--------------------------------------------------------------------------------

[Graphic; Head of Liberty]

LIBERTY
-------
  FUNDS

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (c)1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

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